SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENT INFORMATION
SEGMENT INFORMATION

25   SEGMENT INFORMATION

The Company’s chief operating decision maker is the chief executive officer of the Company. The chief executive officer evaluates performance, makes operating decisions and allocates resources primarily based on net revenue and net income (loss), two GAAP Measures, and Adjusted Earnings before Interest, Taxes, Depreciation, and Amortization (“adjusted EBITDA”), a non-GAAP measure, all on a consolidated basis and for the reportable segment.

The chief operating decision maker uses net revenue, net income (loss) and adjusted EBITDA to evaluate operating results of segment assets (return on assets) in deciding whether to increase or decrease capital investments into the segment. The chief operating decision maker also uses these measures in competitive analysis by benchmarking to the Company’s competitors and to monitor budget versus actual results to assess the performance of the segment and establish management’s compensation.

Before April 1, 2024, the Company had one operating segment, which is the design, build-out and operation of data centers. With the reorganization of reporting structure on April 1, 2024, DayOne, the discontinued operation, was then identified as an operating segment in accordance with ASC 280-10-50, as the chief operating decision maker of GDS started to assess the performance of DayOne separately from other operations and allocate resources between DayOne and other operations.

As DayOne is reported in discontinued operations, according to ASC 280-10-55-7, no segment information is required to be disclosed for it.

Regarding to the continuing operations, the most directly comparable GAAP measure to adjusted EBITDA for the segment is net income (loss) from continuing operations. The Company defines adjusted EBITDA for the segment as net income (loss) from continuing operations (computed in accordance with GAAP) excluding interest income, interest expenses, incomes tax expenses (benefits), depreciation and amortization, operating lease cost relating to prepaid land use rights, accretion expenses for asset retirement costs, share-based compensation expenses, impairment losses of long-lived assets, share of results of equity method investees and gain on deconsolidation of subsidiaries. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

Since the Company only has one segment in continuing operations, the amounts of net revenue and each measure of profit or loss to the Company’s consolidated income (loss) before income taxes and discontinued operations are same as the respective amounts in the consolidated financial statements.

The following table presents information about segment profit or loss measures of net revenue and net income (loss), in which, cost of revenue and operating expenses (Note i) represent the significant expense categories and amounts included in reported segment profit or loss that are regularly provided to the chief operating decision maker:

	Years ended December 31,
	2023	2024	2025

Net revenue from external customers:
– Service revenue	9,780,200	10,287,484	11,428,077
– Equipment sales	564	180	4,197
	9,780,764	10,287,664	11,432,274
Net revenue from discontinued operations:
– Service revenue	1,684	34,404	—
Net revenue	9,782,448	10,322,068	11,432,274
Cost of revenue	(7,831,222)	(8,099,439)	(8,846,859)
Operating expenses (Note i)	(4,158,447)	(1,070,636)	(2,641,165)
Gain on deconsolidation of subsidiaries	—	—	2,364,104
Other segment items (Note ii)	(1,734,373)	(1,766,852)	(1,595,203)
Income tax benefits (expenses)	15,577	(156,053)	(469,717)
Share of results of equity method investees	—	—	715,928
Net (loss) income from continuing operations	(3,926,017)	(770,912)	959,362
Note i:	Operating expenses include selling and marketing expenses, general and administrative expenses, research and development expenses and impairment losses of long-lived assets.
Note ii:	Other segment items include interest income, interest expenses, foreign currency exchange (loss) gain, net, government grants and others, net.

The following table presents information about segment profit or loss measures of Adjusted EBITDA, in which, segment cost of revenue (Note iii) and segment operating expenses (Note iv) represent the significant expense categories and amounts included in reported segment profit or loss that are regularly provided to the chief operating decision maker.

	Years ended December 31,
	2023	2024	2025

Net revenue	9,782,448	10,322,068	11,432,274
Adjusted cost of revenue (Note iii)	(4,694,818)	(5,007,894)	(5,516,904)
Adjusted operating expenses (Note iv)	(466,754)	(509,934)	(551,562)
Adjusted other segment items (Note v)	112,128	72,196	39,654
Adjusted EBITDA	4,733,004	4,876,436	5,403,462
Depreciation and amortization	(3,368,474)	(3,243,004)	(3,459,294)
Impairment losses of long-lived assets	(3,013,416)	—	(1,561,235)
Interest income	94,008	89,780	154,041
Interest expenses	(1,936,537)	(1,924,631)	(1,788,898)
Gain on deconsolidation of subsidiaries	—	—	2,364,104
Share of results of equity method investees	—	—	715,928
Other adjustments (Note vi)	(434,602)	(569,493)	(868,746)
Net (loss) income from continuing operations	(3,926,017)	(770,912)	959,362
Other information:
Gain (loss) from equity method investment	110	(347)	715,928
Note iii:

Adjusted cost of revenue represents cost of revenue, excluding depreciation and amortization, operating lease cost relating to prepaid land use rights, accretion expenses for asset retirement costs and share-based compensation expenses herein.

Note iv:

Adjusted operating expenses represent the total amount of selling and marketing expenses, general and administrative expenses and research and development expenses, excluding depreciation and amortization, operating lease cost relating to prepaid land use rights, and share-based compensation expenses herein.

Note v:

Adjusted other segment items represent the total amount of foreign currency exchange (loss) gain, net, government grants and others, net, excluding certain costs do not constitute cash operating expenses herein.

Note vi:	Other adjustments include operating lease cost relating to prepaid land use rights, accretion expenses for asset retirement costs, share-based compensation expenses and income tax expenses (benefits).

The following table present information about assets:

	As of December 31,
	2024	2025

Investment in equity method investees	7,538,215	10,045,008
Total assets	73,648,628	79,998,498

The following table present information about expenditures for additions to long-lived assets:

	Years ended December 31,
	2023	2024	2025

Payments for purchase of property and equipment and land use rights	3,193,971	3,169,287	4,691,137

During the years ended December 31, 2023, 2024 and 2025, substantially all of the Company’s continuing operations were in the PRC. As of December 31, 2024 and 2025, the deferred tax assets balance was all located in the PRC. The summary of long-lived assets as of December 31, 2024 and 2025 in each area is as follows:

	As of December 31,
	2024	2025

PRC	45,108,954	42,439,019
Hong Kong SAR	786,390	730,931
Others	5,085	4,958

Total	45,900,429	43,174,908